Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventory [Line Items]
Inventory	$ 156	$ 89
Materials [Member]
Inventory [Line Items]
Inventory	88	69
LNG [Member]
Inventory [Line Items]
Inventory	45	11
Natural gas [Member]
Inventory [Line Items]
Inventory	21	9
Other [Member]
Inventory [Line Items]
Inventory	$ 2	$ 0